Schedule of Change in Contract Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 3,401
Revenue recognized that was included in the contract liability at the beginning of the year	(2,498)
Increase, excluding amounts recognized as revenue during the period	5,733
Ending Balance	$ 6,636